NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest expense	$ 1,433,153	$ 511,503	$ 2,133,412	$ 600,709	$ 1,582,184	$ 121,572
NotePayable [Member]
Interest expense	$ 17,225	$ 8,842	$ 49,458	$ 8,842	30,226	0
Amortization of discount					10,000	0
Convertible promissory note [Member]
Interest expense					$ 84,161	$ 0